Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Oct. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 07, 2017	Jan. 27, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 20, 2015	Dec. 31, 2014
Fundamental Investors Class A - ANCFX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Investors — Class A (with sales charge)
Account Value	$ 29,291		$ 23,807		$ 18,913		$ 22,697		$ 18,531		$ 16,120	$ 12,633	$ 13,527			$ 10,964	$ 9,743		$ 9,424
Fundamental Investors Class C - AFICX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Investors — Class C (with sales charge)
Account Value	$ 29,214		23,744		18,863		22,808		18,759		16,443	12,983	14,012			11,451	10,256		10,000
Fundamental Investors Class T - TFFFX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Investors — Class T (with sales charge)
Account Value	$ 24,909		20,193		15,999		19,150		15,598		13,537	10,581	11,306	$ 9,751
Fundamental Investors Class F-1 - AFIFX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Investors — Class F-1
Account Value	$ 30,895		25,122		19,972		23,978		19,586		17,048	13,368	14,324			11,619	10,333		10,000
Fundamental Investors Class F-2 - FINFX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Investors — Class F-2
Account Value	$ 31,726		25,732		20,398		24,426		19,901		17,275	13,509	14,438			11,683	10,360		10,000
Fundamental Investors Class F-3 - FUNFX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Investors — Class F-3
Account Value	$ 26,356		21,352		16,911		20,228		16,464		14,276	11,153	11,908		$ 10,000
Fundamental Investors Class 529-A - CFNAX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Investors — Class 529-A (with sales charge)
Account Value	$ 29,813		24,240		19,267		23,129		18,888		16,442	12,892	13,815			11,206	9,966		9,649
Fundamental Investors Class 529-C - CFNCX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Investors — Class 529-C (with sales charge)
Account Value	$ 29,730		24,173		19,214		23,064		18,835		16,396	12,952	13,986			11,434	10,248		10,000
Fundamental Investors Class 529-E - CFNEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Investors — Class 529-E
Account Value	$ 30,192		24,606		19,602		23,586		19,308		16,842	13,236	14,216			11,560	10,304		10,000
Fundamental Investors Class 529-T - TIIIX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Investors — Class 529-T (with sales charge)
Account Value	$ 24,796		20,113		15,948		19,099		15,566		13,517	10,571	11,301	9,751
Fundamental Investors Class 529-F-1 - CFNFX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Investors — Class 529-F-1
Account Value	$ 31,544		25,603		20,315		24,346		19,844		17,228	13,476	14,410			11,666	10,351		10,000
Fundamental Investors Class 529-F-2 - FFXFX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Investors — Class 529-F-2
Account Value	$ 18,634	$ 17,352	15,112	$ 13,704	11,979	$ 11,392	14,344	$ 13,342	11,687	$ 10,000
Fundamental Investors Class 529-F-3 - FEEFX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Investors — Class 529-F-3
Account Value	$ 18,669	17,384	15,135	13,721	11,994	11,403	14,355	13,348	11,688	10,000
Fundamental Investors Class R-1 - RFNAX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Investors — Class R-1
Account Value	$ 28,722		23,526		18,835		22,777		18,739		16,431	12,978	14,011			11,450	10,255		10,000
Fundamental Investors Class R-2 - RFNBX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Investors — Class R-2
Account Value	$ 28,742		23,540		18,848		22,799		18,757		16,446	12,988	14,022			11,457	10,261		10,000
Fundamental Investors Class R-2E - RFEBX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Investors — Class R-2E
Account Value	$ 29,669		24,231		19,343		23,326		19,137		16,730	13,173	14,177			11,550	10,309		10,000
Fundamental Investors Class R-3 - RFNCX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Investors — Class R-3
Account Value	$ 30,043		24,499		19,527		23,513		19,261		16,810	13,218	14,205			11,555	10,303		10,000
Fundamental Investors Class R-4 - RFNEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Investors — Class R-4
Account Value	$ 30,958		25,172		20,006		24,013		19,611		17,066	13,378	14,332			11,624	10,335		10,000
Fundamental Investors Class R-5E - RFNHX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Investors — Class R-5E
Account Value	$ 29,889		24,254		19,239		23,051		18,786		16,315	12,762	13,643			11,043		$ 10,000
Fundamental Investors Class R-5 - RFNFX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Investors — Class R-5
Account Value	$ 31,902		25,860		20,491		24,523		19,967		17,325	13,540	14,462			11,694	10,366		10,000
Fundamental Investors Class R-6 - RFNGX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Investors — Class R-6
Account Value	$ 32,061		25,975		20,573		24,608		20,026		17,367	13,567	14,483			11,706	10,371		10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	17,680	27,399	14,194	21,696	11,869	26,494	13,278	20,585	10,000	17,386	13,223	13,829	10,000	10,000	11,351	10,138	10,000	10,000
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 25,812	$ 16,217	$ 21,751	$ 13,492	$ 17,571	$ 11,385	$ 21,465	$ 13,291	$ 17,621	$ 10,000	$ 15,203	$ 11,908	$ 13,045	$ 10,000	$ 10,000	$ 10,657	$ 9,913	$ 10,000	$ 10,000